Share Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Underlying Options
Outstanding at beginning of period		3,118,218	700,000	150,000
Granted	275,000	1,301,782	3,068,218	1,275,000
Exercised		(336,120)	(600,000)	(575,000)
Forfeited		(407,213)	(50,000)	(150,000)
Outstanding at end of period	3,676,667	3,676,667	3,118,218	700,000	150,000
Exercisable at end of period	1,257,611	1,257,611	220,000	700,000
Weighted-Average Exercise Price per Share
Outstanding at beginning of period		$ 1.45	$ 0.39	$ 0.21
Granted		4.33	1.47	0.35
Exercised		1.24	0.30	0.31
Forfeited		1.14	1.31	0.21
Outstanding at end of period	$ 2.13	2.13	1.45	0.39	$ 0.21
Exercisable at end of period	$ 2.59	$ 2.59	$ 1.16	$ 0.39
Weighted-Average Remaining Life (years)
Granted		9 years 9 months 7 days	9 years 10 months 24 days	9 years 7 months 6 days
Outstanding		9 years 8 months 9 days	9 years 9 months 18 days	9 years 9 months 18 days	1 month 6 days
Exercisable		9 years 9 months 4 days	9 years 7 months 6 days	9 years 7 months 6 days